2. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Statement Table
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Statement of compliance

The Company’s consolidated financial statements have been prepared and are being presented in accordance with the pronouncements, guidelines and interpretations issued by International Financial Reporting Standards (IFRSs) issued by the International Accounting Standards Board (IASB). All relevant information part of the Consolidated Financial Statements, and only this information, corresponds to the information the Company’s management uses while managing the Company.

(a)	Reporting basis

The consolidated financial statements have been prepared based on the historic cost, except for certain financial instruments measured at their fair values, as described in the accounting policies in item (b) of the accounting policies below.

The preparation of consolidated financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company’s management in the application of the accounting policies. Those areas that involve a higher degree of judgment or complexity or areas where assumptions and estimates are significant are disclosed in note (c) below.

(b)	Significant accounting policies

Consolidation criteria of subsidiaries by the full consolidation method

Full consolidation was prepared in accordance with IFRS 10 - Consolidated Financial Statements and incorporates the consolidated financial statements of the Company’s direct and indirect subsidiaries. The main consolidation procedures are as follows:

•	the balances of assets, liabilities, income and expenses are consolidated, according to their accounting nature;

•	intragroup assets and liabilities and material revenue and expenses are eliminated;
•	investments and related interests in the equity of subsidiaries are eliminated;
•	non-controlling interests in equity and profit or loss for the year are separately stated; and
•	exclusive investment funds (Note 8) are consolidated;

Functional and presentation currency

The Company and its subsidiaries operate mainly as telecommunications industry operators in Brazil, Africa, and Asia, and engage in activities typical of this industry. The items included in the consolidated financial statements are measured using the currency of the main economic environment where it operates (“functional currency”). The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional and presentation currency.

Transactions and balances

Foreign currency-denominated transactions are translated into the functional currency using the exchange rates prevailing on the transaction dates. Foreign exchange gains and losses arising on the settlement of the transaction and the translation at the exchange rates prevailing at yearend, related foreign currency-denominated monetary assets and liabilities are recognized in the income statement, except when qualified as hedge accounting and, therefore, deferred in equity as cash flow hedges.

Group companies with a different functional currency

The profit or loss and the financial position of all Group entities, none of which uses a currency from a hyperinflationary economy, whose functional currency is different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities are translating at the rate prevailing at the end of the reporting period;
•	revenue and expenses disclosed in the statement of profit or loss are translated using the average exchange rate;
•	all the resulting foreign exchange differences are recognized as a separate component of equity in other comprehensive income; and
•	goodwill and fair value adjustments, arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing exchange rate.

As at December 31, 2020 and 2019, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate			Average rate
Currency	2020	2019	2018	2020	2019	2018
Euro	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094
US dollar	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Cape Verdean escudo	0.0578	0.0411	0.0403	0.0535	0.0401	0.0391
Sao Tomean dobra	0.260300	0.000192	0.000185	0.023705	0.000188	0.000177
Kenyan shilling	0.0476	0.0398	0.0381	0.0484	0.0387	0.0361
Namibian dollar	0.3540	0.2878	0.2698	0.3139	0.2732	0.2764
Mozambican metical	0.0700	0.0631	0.0627	0.0742	0.0627	0.0601

Segment reporting

The Company’s management plan to implement the corporate restructuring in order to segregate and sell the UPIs, in the form of the Amendment to the JRP, did not generate a change in the information on the operating segment.

Management monitors and tracks the performance of the service offerings segmented by customer: Residential Services, Personal Mobility and SMEs/Corporate, while results of operations are revised on a consolidated basis with regard to the resources to be allocated to performance assessment and strategic decision-making, which include the results of the discontinued UPIs not yet sold, consistent with the internal reports provided to the Company’s chief decision-making body, the Board of Directors. Information on the operating segments and a consolidated view of results of operations are presented in Notes 28 and 31, respectively.

Cash and cash equivalents

Comprise cash and imprest cash fund, banks, and highly liquid short-term investments (usually maturing within less than three months), immediately convertible into a known cash amount, and subject to an immaterial risk of change in value, which are stated at fair value at the end of the reporting period and which do not exceed their market value, and whose classification is determined as shown below (Note 8).

Financial assets

Financial assets are classified according to their purpose into: (i) amortized cost; (ii) fair value through other comprehensive income; and (iii) fair value through profit or loss.

The Company classifies its financial assets into the following measurement categories: (1) assets measured at amortized cost—i.e., financial assets that meet the following conditions: (i) the business model under which financial assets are held to obtain contractual cash flows; and (ii) the contractual terms of the financial asset generate, on specified dates, cash flows that are only payments of principal and interest on the outstanding principal (accounts receivable, loans and cash equivalents). Amortized cost is written down by impairment losses; (2) financial assets at fair value through other comprehensive income. Interest income is calculated using the effective interest method, foreign exchange gains and losses, and impairment are recognized in profit or loss. Other net earnings (losses) are recognized in other comprehensive income. Upon derecognition, accumulated losses in other comprehensive income are reclassified to profit or loss; and (3) financial assets at fair value through profit or loss. Net earnings (losses), including interest, are recognized directly in profit or loss.

Accounts receivable

Accounts receivable derive mainly from billed telecommunications services and services provided to customers not billed by yearend, classified as at amortized cost which does not differ from their fair values, net of the allowance for expected losses.

The Company recognizes the allowance for expected credit losses on trade receivables based on historical credit loss experience according to observable data to reflect the effects of current and future conditions, provided that such data is available without undue cost or effort. The Company assumes the credit risk for a financial asset from its initial recognition when contractual payments are not yet past due, unless reasonable and supportable information is available to show otherwise.

Non-current assets held for sale and discontinued operations

Non-current assets are classified as assets held for sale when their carrying amount is recoverable, principally through a sale, and when such sale is highly probable. These assets are stated at the lower of their carrying amount and their fair value less costs to sell. Any impairment loss on a group of assets held for sale is initially allocated to goodwill and, then, to the remaining assets and liabilities on a pro rata basis.

A discontinuing operation is a component of an entity or a business unit that can be clearly distinguished operationally from the rest of the Company. The classification of a discontinuing operation is made when the operation is sold or meets the criteria to be classified as held for sale.

We emphasize that in 2020, the Amendment to the JRP (Note 1) provides for the creation and sale of five (5) UPIs separated from the assets, liabilities and rights associated with (a) telephony and data operation in the mobile communications market (“UPI Mobile Assets”); (b) passive infrastructure (“UPI Towers” and “UPI Datacenter”); (c) telecommunications network operation (“UPI InfraCo”); and (d) the TV business (“UPI TVCo”). The assets and liabilities allocated to the UPIs that met the recognition criteria as held-for-sale assets and discontinued operations are presented in Note 31.

The Company revised the comparative balances of the consolidated statement of operations, consolidated of statement of comprehensive income, consolidated statement of cash flows, in line with IFRS 5, which requires that an entity reclassify the disclosures related to all operations that have been discontinued at the balance sheet date of the last reporting period presented. The effects of the revisions are shown in Note 31.

Property, plant and equipment

Property, plant and equipment are stated at cost of purchase or construction, less accumulated depreciation. Historical costs include expenses directly attributable to the acquisition of assets. They also include certain costs on facilities, when it is probable that the future economic benefits related to such costs will flow into the Company, and asset dismantlement, removal and restoration costs. The borrowings and financing costs directly attributable to the purchase, construction or production of a qualifying asset are capitalized in the initial cost of such asset. Qualifying assets are those that necessarily require a significant time to be ready for use.

Subsequent costs are added to the carrying amount as appropriate, when, and only when, these assets generate future economic benefits and can be reliably measured. The residual balance of the replaced asset is derecognized. Maintenance and repair costs are recorded in profit or loss for the period when they are incurred, and they are capitalized when, and only when, they clearly represent an increase in installed capacity or the useful lives of assets.

Assets under finance leases are recorded in property, plant and equipment at the lower of fair value or the present value of the minimum lease payments, from the initial date of the agreement.

Depreciation is calculated on a straight-line basis, based on the estimated useful lives of the assets, which are annually reviewed by the Company (Note 16).

Intangible assets

Acquired intangible assets with finite useful lives are recognized at cost, less amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over the asset’s estimated useful life. The estimated useful life and method of amortization are reviewed at the end of each annual reporting period, and the effect of any changes in estimates is accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use.

Software maintenance costs are expensed as incurred.

Regulatory licenses related to the merged capital gains are amortized over the STFC concession period. The other regulatory licenses for the operation of the mobile telephony services are recognized at cost of acquisition and amortized over the effective period of the related licenses (Note 17).

Impairment of long-lived assets

Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts might be impaired. Impairment losses, if any, are recognized in the amount by which the carrying amount of an asset exceeds its recoverable value. Recoverable value is the higher of fair value less cost to sell and the value in use. For impairment test purposes, assets are grouped into the smallest identifiable group for which there is a cash-generating unit (CGU), which is identified pursuant to the operating segment. In 2020, the Company grouped its assets at the UPI and assets from continuing operations level, totaling six (6) CGUs: Mobile Assets, Infrastructure, TV, Towers, Datacenter, and Assets from Continuing Operations.

These calculations required the use of judgments and assumptions that may be influenced by different external and internal factors, such as economic trends, industry trends and interest rates, changes in business strategies, and changes in the type of services and products provided by the Company to the market. The use of different assumptions can significantly change the financial information.

For impairment test purposes, the Company considered the fair value net of selling expenses for the CGUs for which binding bids were received and the value in use for the remaining CGUs. The cash flow projections used to calculate the value in use cover a ten-year period and take into consideration the average useful lives of the assets and the cash flow period of the judicial reorganization plan, and are consistent with those used in previous years. The discount rate used in the cash flows corresponds to the weighted average cost of capital of 9.94% (10.94% in 2019 and 11.55% in 2018), which is reviewed at least annually by the Company.

Pursuant to IAS 36, a loss or reversal of the impairment loss allowance must be allocated to the carrying amount of the cash-generating unit’s assets. As at December 31, 2020, a loss was allocated to CGU TV on assets corresponding of R$329 million and a reversal was allocated to CGU Assets from continuing operations on regulatory licenses totaling R$1,130 million, an impact arising from the changes introduced by the Amendment to the JPR (Note 1), basically related to the disposals of the UPIs. As at December 31, 2019 and 2018 a loss was allocated to CGU Assets from continuing operations totaling R$2,111 million and R$292 million, respectively, based on the assumptions of our Strategic Plan (Notes 5 and 17).

Adjustment to present value

The Company values its financial assets and financial liabilities to identify instances of applicability of the discount to present value. For recognition purposes, the adjustment to present value is calculated taking into consideration the contractual cash flows and stated interest rates, and the interest rate of liabilities in certain cases.

Generally, when applicable, the discount rate used is the average return rate on investments for financial assets or interest charged on Company borrowings for financial liabilities. The balancing item is the asset or liability that has originated the financial instrument, when applicable, and the deemed borrowing costs are allocated to the Company’s profits over the transaction term.

Under the terms and conditions of the Original JRP and the Amendment to the JRP, certain balances of trade payables and contingencies involving ANATEL were adjusted to fair value on the date of the novation of prepetition liabilities, pursuant to the requirements of IFRS 9, equivalent to the present value at the time, calculated based on an internal valuation that took into consideration the cash flows of these liabilities and assumptions related to the discount rates, consistent with the maturity and currency of each financial liability.

The present value of the lease agreements is measured by discounting fixed future payment flows, which do not take into account projected inflation, using the incremental interest rate, according to market conditions, estimated using the Company-specific risk spread.

Additionally, assets acquired under lease agreements, as well as unrecognized revenue generated by the assignment of communication towers are adjusted to present value.

Impairment of financial assets

The Company assesses at yearend whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or group of financial assets is considered impaired when there is objective evidence, as a result of one or more events that occurred after the initial recognition of the asset, and that loss event had an impact on the estimated future cash flows of that asset that can be estimated reliably.

In the case of equity investments classified as available for sale, a significant or prolonged decline in their fair value below cost is also objective evidence of impairment.

Borrowings and financing

Borrowings and financing are stated at amortized cost, plus monetary corrections or foreign exchange differences and interest incurred through the end of the reporting period (Note 19).

On the restructuring date of financial liabilities subject to judicial reorganization, the Company recognized loan borrowing and financing commitments at fair value pursuant to the requirements of IFRS 9. The fair value at the restructuring date of each financial liability was calculated based on an internal valuation that took into consideration the cash flows from these liabilities and assumptions related to the discount rates, consistent with the maturity and the currency of each financial liability.

A borrowing and financing financial liability is derecognized when the debt is extinct or there is a substantial changes in the contractual terms. Under the terms and conditions of the Amendment to the JRP, there is the obligation to prepay the claims of class II and III creditors at discount if one or more liquidity events occur (Note 1). Such prepayment obligations do not meet the liability derecognition or substantial change in the contractual terms criteria since they depend on the compliance with certain conditions precedent provided for by the Plan and which are beyond of the Company’s control.

Transaction costs incurred are measured at amortized cost and recognized in liabilities, as a reduction to the balance of borrowings and financing, and are expensed over the relevant agreement term.

Leases

The Company recognizes a right-to-use asset and a lease liability in its balance sheet with respect to the leased assets. The right-to-use asset is measured at cost, which consists of the initial amount of the lease liability measurement, plus initial direct costs incurred, estimated costs to decommission and remove the asset at the end of the lease, other payments made before the lease commencement date, and calculated at present value, discounted by the incremental lending rate. The discount rates used by the Company were obtained in accordance with market conditions, estimated using the Company-specific risk spread.

Financial liabilities and equity instruments

Debt or equity instruments issued the Company and its subsidiaries are classified as financial liabilities or equity instruments, according to the contractual substance of the transaction.

Provisions

The amount recognized as provision is the best estimate of the disbursement required to settle the present obligation at the end of the reporting period, based on the opinion of the management and its in-house and outside legal counsel, and the amounts are recognized based on the cost of the expected outcome of ongoing lawsuits (Note 23).

For measuring the amount of the provisions to be recognized, the Company basically adopts two methodologies: (i) the statistical measurement model and (ii) the individual measurement model. In order to choose the methodology to be used, the Company takes into consideration, among other criteria, the number of lawsuits, the lawsuit amount, the estimated amount of a possible payment, and the nature of the lawsuit.

The statistical measurement model is usually used in situations where there are (i) a significant volume of administrative or judicial proceedings with similar nature; (ii) individually the proceedings have low amounts; and (iii) it is possible to determine a statistical model based on historic information about the rates of unfavorable sentences, the amount of the payments, and the changes in the number of proceedings. Usually in this model the Company uses the calculation of the expected amount, as prescribed by paragraph 39 of IAS 37, and requests opinions from outside specialists to assess the likelihood of a loss. The main contingencies measured under this model are labor and civil (PEX and small claims) lawsuits.

The individual measurement model is usually used in situations where (i) the proceeding involves a high amount; (ii) it is reasonably possible to make an individual assessment of likelihood that a disbursement will be required; and (iii) there is no similarity in the nature of the proceedings. In this model the Company uses opinions from outside specialists in the involved areas to assess the likelihood of a loss. The main contingencies measured under this model are tax and strategic civil proceedings.

The increase in the obligation as a result of the passage of time is recognized as financial expenses.

Onerous obligation

The Company recognizes a present obligation when events render the contracting of services onerous.

A contract becomes onerous when: (i) the obligations under the contract exceed the economic benefits expected to be received over the contract period; and (ii) the costs are unavoidable.

The Company measures the onerous obligation according to the lower net cost of fulfilling the contract, which is determined based on the lower of: (i) the cost of fulfilling the contract or (ii) the cost of any compensation or penalties derived from the noncompliance of the contract.

The base assumptions used to calculate the onerous obligation must be periodically reviewed and measured whenever there are significant changes of these assumptions.

Employee benefits

Pension plans: private pension plans and other postretirement benefits sponsored by the Company and its subsidiaries for the benefit of their employees are managed by two foundations. Contributions are determined based on actuarial calculations, when applicable, and charged to profit or loss on the accrual basis (Note 26).

The Company and its subsidiaries have defined benefit and defined contribution plans.

In the defined contribution plan, the sponsor makes fixed contributions to a fund managed by a separate entity. The contributions are recognized as employee benefit expenses as incurred. The sponsor does not have the legal or constructive obligation of making additional contributions, in the event the fund lacks sufficient assets to pay all employees the benefits related to the services provided in the current year and prior years.

The defined benefit is annually calculated by independent actuaries, who use the projected unit credit method. The present value of the defined benefit is determined by discounting the estimated future cash outflows, using the projected inflation rate plus long-term interest. The obligation recognized in the balance sheet as regards the defined benefit pension plans presenting a deficit, corresponds to the present value of the benefits defined at the balance sheet date, less the fair value of the plan’s assets.

The actuarial gains and losses resulting from the changes in the actuarial valuations of the pension plans, whose actuarial obligations or actuarial assets are recorded by the Company, are fully recognized in other comprehensive income, in equity (Note 25).

The asset recognized in balance sheet corresponds to the present value of available economic benefits, consisting of refunds or reductions in future contributions to the plan.

Employee profit sharing: the provision for the employee profit sharing plan is accounted on an accrual basis, which is paid by April of the year following the recognition of the provision, takes into consideration a set of operating and financial goals approved with the employees’ labor union, under a specific collective labor agreement. This cost is recognized annually in personnel expenses.

Share-based compensation: the Company has a share-based compensation plan, settled with stock, under which the entity receives the services of employees as consideration for equity instruments. The fair value of employee services, received in exchange for the granted stock, is recognized as an expense. The total amount to be recognized is determined by reference to the fair value of the stock granted, based on the achievement of performance targets, corresponding to the number of shares that the beneficiary will be entitled to in each year vested shares are delivery. Total expenses are recognized over the period during which the specific vesting conditions must be met.

At the end of the reporting period, the Company revisits the estimated number of vesting shares taking into account non-market vesting conditions and length of service conditions. The Company recognizes the impact of the revision of the initial estimates, if any, in the statement of profit or loss, with a contra entry in equity.

The amounts received, net of any directly attributable transaction costs, are credited to share capital (nominal value) when the shares are exercised.

Payroll taxes payable in connection with the grant of stock options are considered an integral part of the grant itself, and their collection is treated as a cash-settled transaction.

Revenue recognition

Revenues correspond basically to the amount of the payments received or receivable from sales of services in the regular course of the Company’s and its subsidiaries’ activities.

Revenue is recognized when the control over goods or services is transferred to the customers and in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for such goods or services.

The Company applied the judgments that significantly affect the determined amount and the recognition timing of the revenue from a contract with a customer, taking into account the five-step recognition model: (i) identify the contract; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognition da revenue when (or as) the entity satisfies a performance obligation.

Service revenue is recognized when services are provided. Local and long distance calls are charged based on time measurement according to the legislation in effect. The services charged based on monthly fixed amounts are calculated and recorded on a straight-line basis. Prepaid services are recognized as unearned revenues and recognized in revenue as services are used by customers.

Revenue from sales of handsets and accessories is recognized when these items are delivered and accepted by the customers. Discounts on services provided and sales of cell phones and accessories are taken into consideration in the recognition of the related revenue. Revenues involving transactions with multiple elements are identified in relation to each one of their components and the recognition criteria are applied on an individual basis.

Revenue arising from the receipt of trade payables that had already been written off as losses but were subsequently recovered and received in the collection process, are recognized in profit or loss, in other operating income.

Revenue is not recognized when there is significant uncertainty as to its realization (Notes 4 and 5).

Expense recognition

Expenses are recognized on the accrual basis, considering their relation with revenue realization. Prepaid expenses attributable to future years are deferred over the related periods. The incremental costs to obtain a contract with a customer (contract compliance costs), consisting basically of sales, are recognized in profit or loss on a systematic basis, consistent with the transfer of goods and services to the customers.

Financial income and expenses

Financial income is recognized on an accrual basis and comprises interest on receivables settled after the due date, gains on short-term investments and gains on derivative instruments. Financial expenses consist primarily of interest effectively incurred, adjustments to present value, and other charges on borrowings, financing, and financial derivative contracts. They also include banking fees and costs, financial intermediation costs on the collection of trade receivables, and other financial transactions (Notes 5 and 6).

Current and deferred income tax and social contribution

Income tax and social contribution are recorded on an accrual basis. Taxes attributed to temporary differences and tax loss carryforwards are recorded in assets or liabilities, as applicable, only under the assumption of future realization or payment. The Company prepares technical studies that consider the future generation of taxable income, based on management expectations, considering the continuity of the companies as going concerns. The Company writes down the carrying amount of deferred tax assets to the extent it is no longer probable that sufficient taxable income will be available to allow the utilization of all or part of the deferred tax assets.

Any write-down of deferred tax assets is reversed when it is probable that sufficient taxable income will be available. The technical studies are updated annually, approved by the Board of Directors and reviewed by the Supervisory Board, and the tax credits are adjusted based on the results of these reviews. Deferred tax assets and liabilities are measured using the tax rates applicable for the period in which the liability is expected to be settled or the asset is expected to be realized, based on the tax rates set forth in the tax law prevailing at the end of each reporting period, or when new legislation has been substantially enacted. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Company expects, at the end of each reporting period, to recover or settle the carrying amount of these assets and liabilities (Note 7).

Earnings per share

Basic earnings per share are calculated through profit or loss for the year attributable to the owners of the Company, divided by the weighted average number of common and preferred shares outstanding in the year. Diluted earnings per share are calculated using said weighted average number of outstanding shares adjusted by potentially dilutive instruments convertible into shares in the reporting years, pursuant to IAS 33. (Note 25 (f).)

(c)	Estimates and critical accounting judgments

The Company’s management uses estimates and assumptions based on historical experience and other factors, including expected future events, which are considered reasonable and relevant, and also requires judgments related to these matters. Actual results of operations and the financial position may differ from these estimates. The estimates that represent a significant risk of causing material adjustments to the carrying amounts of assets and liabilities are as follows:

Revenue recognition and accounts receivable

The Company’s revenue recognition policy is significant as it is a material component of operating results. Determining the amount and the timing of revenue recognition by Management, collection ability, and the rights to receive certain network usage revenue is based on judgment related to the nature of the tariff collected for the services provided, the price of certain products, and the right to collect this revenue. If changes in conditions cause management to conclude that such criteria are not met in certain operations, the amount of trade receivables might be affected. In addition, the Company depends on guidelines to measure certain revenue set by ANATEL (Brazilian telecommunications industry regulator).

Expected credit losses on trade receivables

The recognition of expected credit losses on trade receivables takes into account the measures implemented to restrict the provision of services to and collect late payments from defaulting customers, as well as the credit risk on an individual and collective basis. The estimate of expected credit loss on trade receivables is recognized in an amount considered sufficient to cover expected credit losses on the realization of these receivables and is prepared based on historical default rates and on prospective information, such as projections of future conditions that impact collections.

There are cases of agreements with certain customers to collect past-due receivables, including agreements that allow customers to settle their debts in installments. The actual amounts not received may be different from the allowance recognized, and additional accruals might be required.

Depreciation and amortization of assets with finite useful lives

Property, plant and equipment items and intangible assets with finite useful lives are depreciated and amortized, respectively, on a straight-line basis, over the useful lives of the related asset. The depreciation and amortization rates of the most significant assets are shown in Notes 16 and 17, respectively.

The useful lives of certain assets may vary as they are used in the fixed-line or mobile telephony segments. The Company reviews the useful lives of assets annually.

Impairment of long-lived assets

The recoverable amounts of long-lived assets are determined by comparing the calculations of their value in use and their sales prices. These calculations required the use of judgments and assumptions that may be influenced by different external and internal factors, such as economic trends, industry trends and interest rates, changes in business strategies, and changes in the type of services and products sold by the Company to the market. The use of different assumptions may significantly change our consolidated financial statements.

For CGU impairment test purposes, the Company considered the fair value net of selling expenses for the CGUs for which binding bids were received and the value in use for the remaining CGUs.

After measuring value in use, the Company updated the projections used to determine the value in use of long-lived assets (property, plant and equipment and intangible assets) for the purpose assessing evaluating potential indications of impairment of these assets, including by considering possible impacts of Covid-19 (Note 32 (d)). The updating of the aforementioned projections took into consideration, among other aspects: (i) updating of the assumptions and criteria used in the projections of future cash flows; (ii) updating and standardization of the WACC used in the calculation of the value in use to reflect the current economic context; and (iii) definition of sensitivity scenarios to assess possible impacts.

These forecasts cover a ten-year period, taking into account the useful lives of the assets and are consistent with prior years’ cash flows. The discount rate used in the cash flows corresponds to the weighted average cost of capital of 9.94% (10.94% in 2019).

Pursuant to IAS 36, an impairment loss is allocated to reduce the carrying amount of the assets of a cash-generating unit, firstly to reduce the carrying amount of any goodwill based on expected future profitability and, subsequently, the other assets of the cash-generating unit proportionately to the carrying amount of each asset of the cash-generating units.

In 2020, as a result of the asset impairment test, the Company recognized a reversal of previously recognized impairment losses related to the expected future profitability of assets with finite useful lives of the CGU Assets from continuing operations, due to developments in the financial scenarios and indicators taken into account to estimate in the cash flows in the amendment to the JRP, and recognized an impairment loss of CGU TV. Impairment losses, recognized in 2019, taking into account the cash flow projections at the time, was fully allocated to the regulatory licenses (Notes 5 and 17).

Leases

The assumptions related to the appropriated discount rates used in the fair value calculation of the present value of the lease payments are subject to significant fluctuations due to different external and internal factors, including economic trends and the Company’s financial performance. The use of different assumptions to measure the present value of our leases may have a material impact on the estimated present value of the right-of-use asset and the lease liability in the balance sheet.

Fair value of financial liabilities

The assumptions related to the discount rates used in the fair value calculation of our financial liabilities are subject to significant fluctuations due to different external and internal factors, including economic trends and the Company’s financial performance. The use of different assumptions to measure the fair value of the financial liabilities can have a material impact on the estimated fair value of these financial liabilities and the amounts recognized as borrowings and financing in the balance sheet, as well as the amounts recognized in profit or loss.

Provisions

Pursuant IAS 37, the Company recognized provisions for contingencies basically originated at the juridical and administrative levels, with labor, tax, and civil nature, as detailed in Note 23.

Depending on the nature of the contingency, the Company’s management uses the statistical measurement or the individual measurement methodology to calculate provisions for contingencies. In any of these methodologies, the Company uses a set of assumptions, information, an internal and external risk assessment, and statistical models that management considers to be appropriate, including the successful implementation of the Judicial Reorganization Plan; however, it is possible that these change in the future, which could result in change in the future provisions for losses.

Deferred income tax and social contribution

The Company recognizes and settles taxes on income based on the results of operations determined in accordance with the Brazilian corporate law, taking into consideration the provisions of the tax law, which are materially different from the amounts calculated for IFRS purposes. Pursuant to IAS 12, the Company recognizes deferred tax assets and liabilities based on the differences between the carrying amounts and the taxable bases of the assets and liabilities.

The Company regularly tests deferred tax assets for impairment and recognizes an allowance for impairment losses when it is probable that these assets may not be realized, based on the history of taxable income, the projection of future taxable income, and the time estimated for the reversal of existing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in the recognition of an allowance for impairment losses for the entire or a significant portion of the deferred tax assets.

Employee benefits

The actuarial valuation is based on assumptions and estimates related to interest rates, return on investments, inflation rates for future periods, mortality indices, and an employment level projection related the pension fund benefit liabilities. The accuracy of these assumptions and estimates will determine the creation of sufficient reserves for the costs of accumulated pensions and healthcare plans, and the amount to be disbursed annually on pension benefits.

These assumptions and estimates are subject to significant fluctuations due to different internal and external factors, such as economic trends, social indicators, and our capacity to create new jobs and retain our employees. All assumptions are reviewed at the end of the reporting period. If these assumptions and estimates are not accurate, there may be the need to revise the reserves for pension benefits, which could significantly impact Company results.

Reclassifications of the comparative period’s accounting balances

The Company made some reclassifications in the note on financial income (expenses) for the year ended December 31, 2019 for better comparability and understanding of the transactions and balances in the Consolidated Financial Statements for the period ended December 31, 2020. These reclassifications do not affect the Company’s or Consolidated Statements of Changes in Shareholders’ Equity as at December 31, 2019 and Consolidated Statements of Operations for the year then ended. We highlight below the stated reclassifications:

	2019
	Originally stated	Reclassification	Currently stated
Adjustment to present value	48,756	(48,756)
Monetary corrections and foreign exchange differences on the fair value adjustment	334,269	(334,269)
Monetary corrections and exchange differences on third-party debt discount		383,025	383,025
Total reclassifications of financial income	383,025		383,025
Total financial income	2,662,463		2,662,463
Adjustment to present value	(910,491)	910,491
Amortization of third-party debt discount		(910,491)	(910,491)
Total reclassifications of financial expenses	(910,491)		(910,491)
Total financial expenses	(8,772,181)		(8,772,181)
Financial income (expenses)	(6,109,718)		(6,109,718)

(d)	New and revised standards and interpretations

d.1)       New standards adopted as at January 1, 2020:

New and revised standards		Effective beginning on or after:
IAS 1	Presentation of Consolidated Financial Statements	January 1, 2020
IAS 8	Accounting Policies, Changes in Accounting Estimates and Errors (Amendment - Definition of material)	January 1, 2020
IFRS 3	Business Combinations (Revised - definition of business) Conceptual framework revised for financial reports	January 1, 2020
IFRS 16	Leases (introduces a change as a result of benefits related to Covid 19 granted to lessees in lease contracts)	January 1, 2020

The amendments to said standards had no impacts on the Company’s consolidated financial statements.

d.2)       The new and revised standards and interpretations issued by the IASB that are effective in future reporting periods and that the Company decided not to early adopt are the following, effective for periods beginning on or after January 1, 2021:

New and revised standards		Effective beginning on or after:
Standard enhancement	Setting benchmark interest rates for application pf IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16	January 1, 2021
IAS 37	Onerous contract – classification of the cost of fulfilling an onerous contract.	January 1, 2022
IAS 16	Property, plant and equipment - classification of property, plant and equipment items before being ready for their intended use	January 1, 2022
IFRS 3	Conceptual framework	January 1, 2022
Standard enhancement	IFRS 1 – aspects of first-time adoption in a subsidiary; IFRS 9 - ‘10 percent’ test criterion to reverse financial liabilities; IFRS 16 - illustrative examples of leases; and IAS 41 – fair value measurement aspects	January 1, 2022
IAS 1	Classification of liabilities wither as current or non-current.	January 1, 2023
IFRS 4	Insurance contract – temporary exemptions to the application of IFRS 9 for insurers	January 1, 2023
IFRS 17	New Insurance Contracts standard superseding IFRS 4	January 1, 2023

The Company does not anticipate any impact from these amounts to accounting standards.